UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05715
The Gabelli Convertible and Income Securities Fund Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Convertible and Income Securities Fund Inc.
Semi-Annual Report
June 30, 2009
To Our Shareholders,
     The Gabelli Convertible and Income Securities Fund’s (the “Fund”) net asset value (“NAV”) total return was 3.4% during the first half of 2009, compared with increases of 3.2% and 16.7% for the Standard & Poor’s (“S&P”) 500 Index and the Lipper Convertible Securities Fund Average, respectively. The total return for the Fund’s publicly traded shares declined 6.6% during the first half of the year. On June 30, 2009, the Fund’s NAV per share was $5.16, while the price of the publicly traded shares closed at $4.98 on the New York Stock Exchange.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2009.
Comparative Results
Average Annual Returns through June 30, 2009 (a)

									Since
		Year to							Inception
	Quarter	Date	1 Year	3 Year	5 Year	10 Year	15 Year		(07/03/89)
Gabelli Convertible and Income Securities Fund
NAV Total Return (b)	12.85%	3.38%	(17.85)%	(4.05)%	0.06%	1.35%	4.37%		5.73%
Investment Total Return (c)	(3.46)	(6.60)	(22.48)	(5.67)	(4.21)	1.42	N/A	(d)	3.80	(d)
S&P 500 Index	15.92	3.19	(26.20)	(8.22)	(2.24)	(2.22)	6.92		7.76	(e)
Barclays Capital Government/ Corporate Bond Index	1.85	0.55	5.26	6.16	4.80	5.95	6.55		7.03	(e)
Lipper Convertible Securities Fund Average	15.15	16.66	(19.40)	(4.51)	(0.23)	2.73	6.14		7.46	(e)

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The Barclays Capital Government/Corporate Bond Index is an unmanaged market value weighted index that tracks the total return performance of fixed rate, publicly placed, dollar denominated obligations. The Lipper Convertible Securities Fund Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $10.00.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $11.25.

(d)	The Fund converted to closed-end status on March 31, 1995 and had no operating history on the New York Stock Exchange prior to that date.

(e)	From June 30, 1989, the date closest to the Fund’s inception for which data is available.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total investments as of June 30, 2009:

U.S. Government Obligations	40.0%
Energy and Utilities	10.8%
Health Care	5.8%
Financial Services	4.6%
Automotive: Parts and Accessories	4.3%
Retail	4.0%
Food and Beverage	3.9%
Diversified Industrial	3.2%
Broadcasting	3.1%
Computer Hardware	2.2%
Entertainment	2.2%
Consumer Products	2.0%
Computer Software and Services	1.9%
Aerospace	1.8%
Telecommunications	1.7%
Wireless Communications	1.6%
Specialty Chemicals	1.5%
Communications Equipment	1.0%
Real Estate	1.0%
Electronics	0.7%
Hotels and Gaming	0.7%
Transportation	0.6%
Environmental Services	0.4%
Cable and Satellite	0.3%
Business Services	0.3%
Metals and Mining	0.2%
Equipment and Supplies	0.1%
Agriculture	0.1%
Manufactured Housing and Recreational Vehicles	0.0%

100.0%

     The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
     The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.
Shareholder Meeting — May 18, 2009 — Final Results
     The Fund’s Annual Meeting of Shareholders was held on May 18, 2009 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected E. Val Cerutti, Dugald A. Fletcher, and Anthony R. Pustorino as Directors of the Fund. A total of 9,306,927 votes, 9,285,954 votes, and 9,257,966 votes were cast in favor of each Director and a total of 550,376 votes, 571,349 votes, and 599,337 votes were withheld for each Director, respectively.
     Mario J. Gabelli, Anthony J. Colavita, Werner J. Roeder, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Directors of the Fund.
     We thank you for your participation and appreciate your continued support.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
SCHEDULE OF INVESTMENTS
June 30, 2009 (Unaudited)

Principal			Market
Amount		Cost	Value
	CONVERTIBLE CORPORATE BONDS — 20.7%
	Aerospace — 0.5%
$500,000	GenCorp Inc., Sub. Deb. Cv., 4.000%, 01/16/24	$332,207	$423,125

	Automotive: Parts and Accessories — 2.6%
150,000	Johnson Controls Inc., Cv., 6.500%, 09/30/12	151,046	303,000
2,114,000	Standard Motor Products Inc., Sub. Deb. Cv., 15.000%, 04/15/11	2,020,686	2,092,860

		2,171,732	2,395,860

	Broadcasting — 3.1%
4,500,000	Sinclair Broadcast Group Inc., Sub. Deb. Cv., 6.000%, 09/15/12	3,976,706	1,890,000
1,400,000	Sinclair Broadcast Group Inc., Sub. Deb. Cv. (STEP), 4.875%, 07/15/18	1,300,103	994,000

		5,276,809	2,884,000

	Business Services — 0.1%
900,000	BBN Corp., Sub. Deb. Cv., 6.000%, 04/01/12† (a)	882,893	0
50,000	The Interpublic Group of Companies Inc., Cv., 4.250%, 03/15/23	44,910	44,625

		927,803	44,625

	Cable and Satellite — 0.0%
400,000	Adelphia Communications Corp., Sub. Deb. Cv., 3.250%, 05/01/21† (a)	127,000	0

	Computer Hardware — 1.4%
2,000,000	SanDisk Corp., Cv., 1.000%, 05/15/13	1,093,651	1,265,000

	Consumer Products — 1.1%
1,300,000	Eastman Kodak Co., Cv., 3.375%, 10/15/33	1,065,127	1,053,000

	Diversified Industrial — 1.1%
100,000	Griffon Corp., Ser. 2ND, Sub. Deb. Cv., 4.000%, 07/18/23	93,287	95,250
1,400,000	Roper Industries Inc., Sub. Deb. Cv. (STEP), Zero Coupon, 01/15/34	787,510	796,250
50,000	Textron Inc., Ser. TXT, Cv., 4.500%, 05/01/13	50,000	50,375
100,000	Trinity Industries Inc., Sub. Deb. Cv., 3.875%, 06/01/36	70,872	55,000

		1,001,669	996,875

	Electronics — 0.0%
10,000	Artesyn Technologies Inc., Sub. Deb. Cv., 5.500%, 08/15/10 (b)	10,000	13,691

	Energy and Utilities — 0.4%
400,000	Unisource Energy Corp., Cv., 4.500%, 03/01/35 (b)	399,294	340,500

	Entertainment — 2.2%
2,000,000	International Game Technology, Cv., 2.600%, 12/15/36	1,945,174	1,985,000
50,000	Take-Two Interactive Software Inc., Cv., 4.375%, 06/01/14	50,000	54,438

		1,995,174	2,039,438

	Environmental Services — 0.4%
350,000	Covanta Holding Corp., Cv., 3.250%, 06/01/14 (b)	350,000	380,187

	Equipment and Supplies — 0.0%
10,000	Regal-Beloit Corp., Sub. Deb. Cv., 2.750%, 03/15/24	10,000	15,738

	Financial Services — 0.3%
500,000	Conseco Inc., Cv. (STEP), 3.500%, 09/30/35 (b)	502,800	260,000

	Health Care — 0.5%
100,000	Chemed Corp., Cv., 1.875%, 05/15/14	79,715	75,375
100,000	Kinetic Concepts Inc., Cv., 3.250%, 04/15/15 (b)	79,063	78,375
100,000	Millipore Corp., Cv., 3.750%, 06/01/26	104,760	99,250
150,000	Thoratec Corp., Sub. Deb. Cv. (STEP), 1.380%, 05/16/34	100,606	124,313
100,000	Wright Medical Group Inc., Cv., 2.625%, 12/01/14	75,809	76,000

		439,953	453,313

See accompanying notes to financial statements.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

Principal			Market
Amount		Cost	Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Metals and Mining — 0.2%
$100,000	Alcoa Inc., Cv., 5.250%, 03/15/14	$100,000	$175,625

	Real Estate — 1.0%
2,500,000	Palm Harbor Homes Inc., Cv., 3.250%, 05/15/24	2,400,148	875,000

	Retail — 2.7%
60,000	Costco Wholesale Corp., Sub. Deb. Cv., Zero Coupon, 08/19/17	50,759	62,550
100,000	Pier 1 Imports Inc., Cv. (STEP), 6.375%, 02/15/36	95,461	63,500
3,200,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11	3,159,538	2,352,000

		3,305,758	2,478,050

	Specialty Chemicals — 1.5%
2,700,000	Ferro Corp., Cv., 6.500%, 08/15/13	1,723,092	1,377,000

	Wireless Communications — 1.6%
1,500,000	Nextel Communications Inc., Cv., 5.250%, 01/15/10	1,443,468	1,492,500

	TOTAL CONVERTIBLE CORPORATE BONDS	24,675,685	18,963,527

Shares
	CONVERTIBLE PREFERRED STOCKS — 2.2%
	Agriculture — 0.1%
2,000	Archer-Daniels-Midland Co., 6.250% Cv. Pfd.	55,780	72,980

	Business Services — 0.0%
15,143	Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser. A† (a)(b)(c)	1,347,184	0

20,000	Key3Media Group Inc. (STEP), 5.500% Cv. Pfd., Ser. B† (a)	499,993	117

		1,847,177	117

	Communications Equipment — 0.4%
600	Lucent Technologies Capital Trust I, 7.750% Cv. Pfd.	356,750	366,000

	Diversified Industrial — 0.0%
100	Textron Inc., $2.08 Cv. Pfd., Ser. A	7,502	9,555

	Energy and Utilities — 0.7%
6,000	AES Trust III, 6.750% Cv. Pfd.	229,530	256,380
500	El Paso Corp., 4.990% Cv. Pfd. (b)	479,192	394,550
300	El Paso Energy Capital Trust I, 4.750% Cv. Pfd.	11,460	9,420

		720,182	660,350

	Financial Services — 0.0%
35,000	Federal National Mortgage Association, 8.750%, Cv. Pfd., Ser. 08-1	89,924	31,150

	Health Care — 0.0%
100	Elite Pharmaceuticals Inc., $2.32 Cv. Pfd. Ser. C† (a)(c)	91,465	6,037

	Telecommunications — 0.5%
14,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	398,212	406,000

	Transportation — 0.5%
2,500	GATX Corp., $2.50 Cv. Pfd.	360,275	489,038

	TOTAL CONVERTIBLE PREFERRED STOCKS	3,927,267	2,041,227

	COMMON STOCKS — 36.0%
	Aerospace — 1.3%
12,000	Kaman Corp.	234,671	200,400
8,000	Northrop Grumman Corp.	511,538	365,440
8,000	Rockwell Automation Inc.	251,848	256,960
65,000	Rolls-Royce Group plc†	560,739	386,580
5,577,000	Rolls-Royce Group plc, Cl. C†	8,107	9,175

		1,566,903	1,218,555

See accompanying notes to financial statements.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Automotive: Parts and Accessories — 1.7%
45,000	Genuine Parts Co.	$1,778,901	$1,510,200

	Broadcasting — 0.0%
8,000	Emmis Communications Corp., Cl. A†	30,250	2,400

	Business Services — 0.2%
258,500	Trans-Lux Corp.† (d)	1,880,064	219,725

	Cable and Satellite — 0.3%
493,409	Adelphia Recovery Trust† (a)	0	0
11,000	Cablevision Systems Corp., Cl. A	250,894	213,510
2,000	Rogers Communications Inc., Cl. B	28,913	51,500

		279,807	265,010

	Communications Equipment — 0.6%
33,000	Corning Inc.	390,457	529,980

	Computer Hardware — 0.8%
7,000	International Business Machines Corp.	590,718	730,940

	Computer Software and Services — 1.9%
12,000	Diebold Inc.	345,871	316,320
27,000	Furmanite Corp.†	105,462	120,420
3,000	Microsoft Corp.	74,880	71,310
130,000	Sun Microsystems Inc.†	1,195,250	1,198,600

		1,721,463	1,706,650

	Consumer Products — 0.9%
1,000	Avon Products Inc.	27,516	25,780
50,000	Swedish Match AB	903,010	811,767

		930,526	837,547

	Diversified Industrial — 2.0%
100,000	General Electric Co.	2,280,504	1,172,000
375,000	National Patent Development Corp.† (b)	937,501	487,500
52,000	WHX Corp.†	728,000	135,200

		3,946,005	1,794,700

	Electronics — 0.4%
24,000	Intel Corp.	471,973	397,200

	Energy and Utilities — 9.0%
6,000	Anadarko Petroleum Corp.	203,993	272,340
13,000	BP plc, ADR	791,327	619,840
2,000	Cameron International Corp.†	29,116	56,600
2,000	CH Energy Group Inc.	68,966	93,400
12,000	Chevron Corp.	731,750	795,000
7,000	ConocoPhillips	388,872	294,420
3,000	Devon Energy Corp.	174,765	163,500
16,000	Exxon Mobil Corp.	946,006	1,118,560
10,000	FPL Group Inc.	558,757	568,600
55,000	Great Plains Energy Inc.	1,111,600	855,250
18,000	Halliburton Co.	538,244	372,600
41,000	Mirant Corp.†	599,231	645,340
1,200,000	Mirant Corp., Escrow† (a)	0	0
25,000	National Fuel Gas Co.	992,285	902,000
13,000	Northeast Utilities	214,950	290,030
10,000	Progress Energy Inc., CVO† (a)	5,200	3,300
16,000	Royal Dutch Shell plc, Cl. A, ADR	1,014,367	803,040
7,000	SJW Corp.	149,930	158,900
10,000	Xcel Energy Inc.	183,300	184,100

		8,702,659	8,196,820

	Equipment and Supplies — 0.1%
3,000	Mueller Industries Inc.	98,955	62,400

	Financial Services — 4.3%
101	Alleghany Corp.†	26,906	27,371
22,000	AllianceBernstein Holding LP	471,214	441,980
36,000	American Express Co.	1,599,021	836,640
10,000	Citigroup Inc.	31,557	29,700
1,000	Deutsche Bank AG	55,287	61,000
5,000	JPMorgan Chase & Co.	188,266	170,550
3,000	M&T Bank Corp.	205,036	152,790
12,000	Marsh & McLennan Companies Inc.	328,846	241,560
10,000	Morgan Stanley	225,668	285,100
1,000	PNC Financial Services Group Inc.	41,430	38,810
8,000	The Bank of New York Mellon Corp.	198,990	234,480
60,000	Wells Fargo & Co.	1,682,858	1,455,600

		5,055,079	3,975,581

	Food and Beverage — 3.9%
30,000	Cadbury plc, ADR	1,375,580	1,032,000
10,000	Dr. Pepper Snapple Group Inc.†	273,233	211,900
5,000	General Mills Inc.	253,051	280,100
2,000	Kraft Foods Inc., Cl. A	51,260	50,680
See accompanying notes to financial statements.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
200,000	Parmalat SpA, GDR (b)(c)	$809,275	$482,220
1,492	Pernod-Ricard SA	102,992	93,916
30,000	The Coca-Cola Co.	1,311,355	1,439,700

		4,176,746	3,590,516

	Health Care — 5.3%
18,000	Eli Lilly & Co.	915,601	623,520
30,000	Elite Pharmaceuticals Inc., Cl. A†	2,746	1,950
20,000	Johnson & Johnson	1,241,111	1,136,000
30,000	Pfizer Inc.	617,120	450,000
14,000	Schering-Plough Corp.	315,196	351,680
12,000	UnitedHealth Group Inc.	409,380	299,760
44,000	Wyeth	1,895,422	1,997,160

		5,396,576	4,860,070

	Hotels and Gaming — 0.7%
210,000	Ladbrokes plc	1,288,704	635,704

	Retail — 1.3%
13,000	Wal-Mart Stores Inc.	610,094	629,720
20,000	Walgreen Co.	662,909	588,000

		1,273,003	1,217,720

	Telecommunications — 1.2%
6,000	Philippine Long Distance Telephone Co., ADR	165,836	298,320
27,000	Verizon Communications Inc.	987,783	829,710

		1,153,619	1,128,030

	Transportation — 0.1%
4,000	GATX Corp.	106,654	102,880

	Wireless Communications — 0.0%
49	Winstar Communications Inc.† (a)	438	0

	TOTAL COMMON STOCKS	40,839,500	32,982,628

	PREFERRED STOCKS — 0.0%
	Telecommunications — 0.0%
3,679	PTV Inc., 10.000% Pfd., Ser. A	0	478

	WARRANTS — 0.0%
	Consumer Products — 0.0%
4,331	Pillowtex Corp., expire 11/24/09† (a)	120,955	0

	Food and Beverage — 0.0%
1,300	Parmalat SpA, GDR, expire 12/31/15† (a)(b)(c)	0	828

	Health Care — 0.0%
12,930	Elite Pharmaceuticals Inc., expire 04/24/12† (a)(c)	8,535	759

	TOTAL WARRANTS	129,490	1,587

Principal
Amount
	CORPORATE BONDS — 1.1%
	Consumer Products — 0.0%
$1,500,000	Pillowtex Corp., Sub. Deb., 9.000%, 12/15/09† (a)	0	0

	Diversified Industrial — 0.1%
100,000	Park-Ohio Industries Inc., Sub. Deb., 8.375%, 11/15/14	53,286	49,500

	Electronics — 0.3%
300,000	Stoneridge Inc., 11.500%, 05/01/12	304,782	256,500

	Energy and Utilities — 0.7%
1,000,000	Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	725,723	627,500

	Health Care — 0.0%
150,000	Sabratek Corp., Sub. Deb., 6.000%, 04/15/10† (a)	84,763	0

	Manufactured Housing and Recreational Vehicles — 0.0%
103,000	Fleetwood Enterprises Inc., Sub. Deb., 14.000%, 12/15/11† (a)	98,000	35,120

See accompanying notes to financial statements.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

Principal			Market
Amount		Cost	Value
	CORPORATE BONDS (Continued)
	Telecommunications — 0.0%
	AMNEX Inc., Sub. Deb.,
$30,000	8.500%, 09/25/49† (a)	$22,971	$0
50,000	8.500%, 09/25/49† (a)(b)(c)	48,801	0

		71,772	0

	TOTAL CORPORATE BONDS	1,338,326	968,620

	U.S. GOVERNMENT OBLIGATIONS — 40.0%
36,744,000	U.S. Treasury Bills, 0.086% to 0.396%††, 07/02/09 to 12/24/09	36,723,403	36,725,262

TOTAL INVESTMENTS — 100.0%		$107,633,671	91,683,329

Other Assets and Liabilities (Net)			121,944

PREFERRED STOCK (965,548 preferred shares outstanding)			(24,138,700)

NET ASSETS — COMMON STOCK (13,114,745 common shares outstanding)			$67,666,573

NET ASSET VALUE PER COMMON SHARE ($67,666,573 ÷ 13,114,745 shares outstanding)			$5.16

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2009, the market value of fair valued securities amounted to $46,161 or 0.05% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the market value of Rule 144A securities amounted to $2,437,851 or 2.66% of total investments. Except as noted in (c), these securities are liquid.

(c)	At June 30, 2009, the Fund held investments in restricted and illiquid securities amounting to $489,844 or 0.53% of total investments, which were valued under methods approved by the Board of Directors as follows:

Acquisition
Shares/				06/30/09
Principal		Acquisition	Acquisition	Carrying Value
Amount	Issuer	Date	Cost	Per Unit
$50,000	Amnex Inc., Sub. Deb., 8.500%, 09/25/49	09/15/97	$48,801	—
100	Elite Pharmaceuticals Inc., $2.32 Cv. Pfd. Ser C	04/25/07	91,465	$60.3700
12,930	Elite Pharmaceuticals Inc. Warrants expire 04/24/12	04/25/07	8,535	0.0587
15,143	Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser. A	05/03/02	1,347,184	—
200,000	Parmalat SpA, GDR	04/10/03	809,275	2.4111
1,300	Parmalat SpA, GDR, Warrants expire 12/31/15	11/09/05	—	0.6369

(d)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

GDR	Global Depositary Receipt

STEP	Step coupon bond. The rate disclosed is that in effect at June 30, 2009.
See accompanying notes to financial statements.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

Assets:
Investments, at value (cost $105,753,607)	$91,463,604
Investments in affiliates, at value (cost $1,880,064)	219,725
Foreign currency, at value (cost $43)	46
Receivable for investments sold	537,085
Dividends and interest receivable	360,626
Unrealized appreciation on swap contracts	13,835
Deferred offering expense	12,255
Prepaid expense	2,253

Total Assets	92,609,429

Liabilities:
Payable to custodian	5,850
Payable for investments purchased	616,269
Distributions payable	20,116
Payable for investment advisory fees	55,904
Payable for payroll expenses	39,304
Payable for accounting fees	3,750
Other accrued expenses	62,963

Total Liabilities	804,156

Preferred Stock
Series B Cumulative Preferred Stock (6.000%, $25 liquidation value, $0.001 par value, 1,995,000 shares authorized with 965,548 shares issued and outstanding)	24,138,700

Net Assets Attributable to Common Shareholders	$67,666,573

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital, at $0.001 par value	$88,657,492
Accumulated net investment income	638
Accumulated net realized loss on investments, swap contracts, and foreign currency transactions	(5,055,053)
Net unrealized depreciation on investments	(15,950,342)
Net unrealized appreciation on swap contracts	13,835
Net unrealized appreciation on foreign currency translations	3

Net Assets	$67,666,573

Net Asset Value per Common Share:
($67,666,573 ÷ 13,114,745 shares outstanding; 998,000,000 shares authorized)	$5.16

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $17,975)	$674,497
Interest	1,325,753

Total Investment Income	2,000,250

Expenses:
Investment advisory fees	440,656
Payroll expenses	56,775
Shareholder communications expenses	42,435
Directors’ fees	33,218
Legal and audit fees	26,969
Accounting fees	22,500
Shareholder services fees	21,955
Custodian fees	18,426
Interest expense	83
Miscellaneous expenses	34,383

Total Expenses	697,400

Less:
Advisory fee reduction	(120,203)
Advisory fee reduction on unsupervised assets	(621)

Total Reductions	(120,824)

Net Expenses	576,576

Net Investment Income	1,423,674

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized loss on investments — unaffiliated	(3,555,032)
Net realized loss on investment — affiliated	(361,484)
Net realized gain on swap contracts	69,636
Net realized gain on foreign currency transactions	3,623

Net realized loss on investments, swap contracts, and foreign currency transactions	(3,843,257)

Net change in unrealized appreciation/depreciation:
on investments	5,322,032
on swap contracts	(6,674)
on foreign currency translations	3

Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	5,315,361

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	1,472,104

Net Increase in Net Assets Resulting from Operations	2,895,778

Total Distributions to Preferred Shareholders	(721,674)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$2,174,104

See accompanying notes to financial statements.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
Operations:
Net investment income	$1,423,674		$3,160,066
Net realized loss on investments, swap contracts, and foreign currency transactions	(3,843,257)		(706,713)
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	5,315,361		(24,979,033)

Net Increase/(Decrease) in Net Assets Resulting from Operations	2,895,778		(22,525,680)

Distributions to Preferred Shareholders:
Net investment income	(721,674)	*	(1,818,913)
Net realized short-term gain	—		(48,380)
Net realized long-term gain	—		(88,960)

Total Distributions to Preferred Shareholders	(721,674)		(1,956,253)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	2,174,104		(24,481,933)

Distributions to Common Shareholders:
Net investment income	(624,290)	*	(1,225,678)
Net realized short-term gain	—		(32,601)
Net realized long-term gain	—		(59,945)
Return of capital	(1,976,920)	*	(8,866,584)

Total Distributions to Common Shareholders	(2,601,210)		(10,184,808)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of dividends and distributions	723,362		2,351,910
Net increase in net assets from repurchase of preferred shares	21,511		73,955

Net Increase in Net Assets from Fund Share Transactions	744,873		2,425,865

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	317,767		(32,240,876)

Net Assets Attributable to Common Shareholders:
Beginning of period	67,348,806		99,589,682

End of period (including undistributed net investment income of $638 and $0, respectively)	$67,666,573		$67,348,806

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
See accompanying notes to financial statements.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
FINANCIAL HIGHLIGHTS

	Six Months Ended
Selected data for a share	June 30, 2009		Year Ended December 31,
outstanding throughout each period:	(Unaudited)		2008	2007	2006	2005		2004
Operating Performance:
Net asset value, beginning of period	$5.19		$7.90	$8.31	$7.95	$8.32		$8.90

Net investment income	0.11		0.24	0.42	0.45	0.40		0.34
Net realized and unrealized gain/(loss) on investments, swap contracts, and foreign currency transactions	0.12		(2.01)	0.20	0.92	0.20		0.01

Total from investment operations	0.23		(1.77)	0.62	1.37	0.60		0.35

Distributions to Preferred Shareholders: (a)
Net investment income	(0.06	)(f)	(0.14)	(0.11)	(0.09)	(0.14)		(0.16)
Net realized gain	—		(0.01)	(0.12)	(0.13)	(0.05)		—

Total distributions to preferred shareholders	(0.06)		(0.15)	(0.23)	(0.22)	(0.19)		(0.16)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.17		(1.92)	0.39	1.15	0.41		0.19

Distributions to Common Shareholders:
Net investment income	(0.05	)(f)	(0.09)	(0.31)	(0.34)	(0.25)		(0.18)
Net realized gain	—		(0.01)	(0.32)	(0.46)	(0.29)		—
Paid-in capital	(0.15	)(f)	(0.70)	(0.17)	—	(0.26)		(0.62)

Total distributions to common shareholders	(0.20)		(0.80)	(0.80)	(0.80)	(0.80)		(0.80)

Fund Share Transactions:
Increase in net asset value from common share transactions	0.00	(g)	—	0.00 (g)	0.01	0.02		0.03
Increase in net asset value from repurchase of preferred shares	0.00	(g)	0.01	—	—	—		0.00 (g)
Offering costs for preferred shares charged to paid-in capital	—		—	—	—	(0.00	)(g)	0.00 (g)

Total fund share transactions	0.00	(g)	0.01	0.00 (g)	0.01	0.02		0.03

Net Asset Value Attributable to Common Shareholders, End of Period	$5.16		$5.19	$7.90	$8.31	$7.95		$8.32

NAV total return †	3.29%		(25.57)%	4.44%	14.80%	4.40%		1.50%

Market value, end of period	$4.98		$5.55	$7.67	$8.95	$8.83		$9.24

Investment total return ††	(6.60)%		(18.02)%	(5.85)%	11.32%	4.50%		(4.80)%

See accompanying notes to financial statements.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended
Selected data for a share	June 30, 2009		Year Ended December 31,
outstanding throughout each period:	(Unaudited)		2008	2007	2006	2005	2004
Ratios and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$91,806		$91,782	$149,360	$152,158	$145,324	$147,202
Net assets attributable to common shares, end of period (in 000’s)	$67,667		$67,349	$99,590	$102,388	$95,554	$97,432
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	4.44	%(h)	3.65%	4.90%	5.51%	4.93%	4.41%
Ratio of operating expenses to average net assets attributable to common shares before fees waived	2.18	%(h)	2.06%	2.23%	—	—	—
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any (b)(c)	1.80	%(h)	1.64%	1.75%	2.07%	1.92%	1.61%
Ratio of operating expenses to average net assets including liquidation value of preferred shares before fees waived	1.58	%(h)	1.45%	1.51%	—	—	—
Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction, if any (b)(c)	1.31	%(h)	1.15%	1.18%	1.37%	1.27%	1.07%
Portfolio turnover rate †††	35%		76%	61%	51%	32%	57%
Preferred Stock:
6.000% Series B Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	$24,139		$24,433	$24,770	$24,770	$24,770	$24,770
Total shares outstanding (in 000’s)	966		977	991	991	991	991
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (d)	$23.49		$22.75	$24.07	$24.10	$25.14	$24.90
Asset coverage per share	$95.08		$93.91	$75.02	$76.43	$73.00	$73.93
Series C Auction Rate Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	—		—	$25,000	$25,000	$25,000	$25,000
Total shares outstanding (in 000’s)	—		—	1	1	1	1
Liquidation preference per share	—		—	$25,000	$25,000	$25,000	$25,000
Average market value (d)	—		—	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	—		—	$75,025	$76,431	$72,998	$73,941
Asset Coverage (e)	380%		376%	300%	306%	292%	296%

†	Based on net asset value per share, adjusted for reinvestment of distributions at prices dependent under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices dependent under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

†††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, 2005, and 2004 would have been 98%, 65%, 59%, and 72%, respectively.

(a)	Calculated based upon average common shares outstanding on the record dates throughout the periods.

(b)	The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits for the years ended December 31, 2007 and December 31, 2006, the ratios of operating expenses to average net assets attributable to common shares net of advisory fee reduction would have been 1.74% and 2.05%, respectively, and the ratios of operating expenses to average net assets including liquidation value of preferred shares would have been 1.17% and 1.37%, respectively. For the years ended December 31, 2008 and December 31, 2005, the effect of the custodian fee credits was minimal.

(c)	The Fund incurred dividend expense on securities sold short for the years ended December 31, 2006 and 2007. If dividend expense had not been incurred, the ratio of operating expenses to average net assets attributable to common shares would have been 2.06% and the ratio of operating expenses to average net assets including liquidation value of preferred shares would have been 1.37%. For the year ended December 31, 2007, the effect of the dividend expense on securities sold short was minimal.

(d)	Based on weekly prices.

(e)	Asset coverage is calculated by combining all series of preferred stock.

(f)	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(g)	Amount represents less than $0.005 per share.

(h)	Annualized.
See accompanying notes to financial statements.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization. The Gabelli Convertible and Income Securities Fund Inc. (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose investment objective is to seek a high level of total return through a combination of current income and capital appreciation by investing in convertible securities. The Fund was incorporated in Maryland on December 19, 1988 as a diversified open-end management investment company and commenced investment operations on July 3, 1989 as The Gabelli Convertible Securities Fund, Inc. The Board of Directors (the “Board”), at a special meeting of shareholders held on February 17, 1995, voted to approve the conversion of the Fund to closed-end status, effective March 31, 1995.
     Effective August 1, 2002, the Fund changed its name to The Gabelli Convertible and Income Securities Fund Inc. Consistent with its new name, under normal market conditions, the Fund will invest at least 80% of its net assets in a combination of convertible securities and income producing securities (the “80% Policy”). The Fund expects to continue its practice of focusing on convertible securities to the extent attractive opportunities are available. The 80% Policy may be changed without shareholder approval. However, the Fund has adopted a policy to provide shareholders with notice at least sixty days prior to the implementation of any change in the 80% Policy.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
     Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

	Valuation Inputs
	Level 1 -	Level 2 -	Level 3 -	Total
	Quoted	Other Significant	Significant	Market Value
	Prices	Observable Inputs	Unobservable Inputs	at 6/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds	$2,092,860	$16,870,667	$0	$18,963,527
Convertible Preferred Stocks
Business Services	—	—	117	117
Health Care	—	—	6,037	6,037
Other Industries(a)	2,035,073	—	—	2,035,073

Total Convertible Preferred Stocks	2,035,073	—	6,154	2,041,227

Common Stocks
Aerospace	1,209,380	9,175	—	1,218,555
Energy and Utilities	8,193,520	—	3,300	8,196,820
Wireless Communications	—	—	0	—
Other Industries(a)	23,567,253	—	—	23,567,253

Total Common Stocks	32,970,153	9,175	3,300	32,982,628

Preferred Stocks(a)	478	—	—	478
Warrants
Consumer Products	—	—	0	—
Other Industries(a)	—	1,587	—	1,587

Total Warrants	—	1,587	—	1,587

Corporate Bonds	—	933,500	35,120	968,620
U.S. Government Obligations	—	36,725,262	—	36,725,262

TOTAL INVESTMENTS IN SECURITIES	$37,098,564	$54,540,191	$44,574	$91,683,329

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation): *
Contract for Difference Swaps	$—	$13,835	$—	$13,835

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation of the investment.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation†	(sales)	of Level 3	6/30/09	at 6/30/09†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds	$0	$—	$—	$—	$—	$0	$0	$—
Convertible Preferred Stocks
Business Services	117	—	—	—	—	—	117	—
Health Care	5,021	—	—	1,016	—	—	6,037	1,016

Total Convertible Preferred Stocks	5,138	—	—	1,016	—	—	6,154	1,016
Common Stocks
Energy and Utilities	3,300	—	—	—	—	—	3,300	—
Wireless Communications	0	—	—	—	—	—	0	—

Total Common Stocks	3,300	—	—	—	—	—	3,300	—
Warrants
Consumer Products	0	—	—	—	—	—	—	—
Corporate Bonds	70,241	—	—	(35,121)	—	—	35,120	(35,121)

TOTAL INVESTMENTS IN SECURITIES	$78,679	$—	$—	$(34,105)	$—	$0	$44,574	$(34,105)

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
Derivative Financial Instruments.
The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.
The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.
Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments.
The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.
The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at June 30, 2009 are as follows:

Notional		Equity Security	Interest Rate/	Termination	Net Unrealized
Amount		Received	Equity Security Paid	Date	Appreciation
		Market Value	Overnight LIBOR plus 90 bps plus
		Appreciation on:	Market Value Depreciation on:
$268,570	(47,500 Shares)	Rolls-Royce Group plc	Rolls-Royce Group plc	6/25/10	$13,801
6,668	(4,075,500 Shares)	Rolls-Royce Group plc, Cl. C	Rolls-Royce Group plc, Cl. C	7/02/09	34

					$13,835

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2009, there were no open futures contracts.
Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2009, there were no open forward foreign exchange contracts.
     Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2009, there were no open repurchase agreements.
     Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of June 30, 2009.
     Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
     Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
     Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.
     Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
     Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
     Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
     Distributions to shareholders of the Fund’s 6.00% Series B Cumulative Preferred Stock and Series C Auction Rate Cumulative Preferred Stock (“Cumulative Preferred Stock”) are recorded on a daily basis and are determined as described in Note 5.
     The tax character of distributions paid during the year ended December 31, 2008 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of net short-term capital gains)	$1,258,279	$1,867,293
Net long-term capital gains	59,945	88,960
Return of capital	8,866,584	—

Total distributions paid	$10,184,808	$1,956,253

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
     As of December 31, 2008, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized depreciation on investments	$(22,358,576)
Other temporary differences*	(182,157)

Total	$(22,540,733)

*	Other temporary differences are primarily due to adjustments on dividend payables, conversion premiums, and basis adjustments from investments in hybrid securities.
     The following summarizes the tax cost of investments, swap contracts, and the related unrealized appreciation/depreciation at June 30, 2009:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	Depreciation
Investments	$108,652,654	$2,407,457	$(19,376,782)	$(16,969,325)
Swap contracts	—	13,835	—	13,835

	$108,652,654	$2,421,292	$(19,376,782)	$(16,955,490)

     Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
3. Agreements and Transactions with Affiliates. The Fund has an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average daily net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Cumulative Preferred Stock if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of each particular series of the Cumulative Preferred Stock for the year.
     The Fund’s total return on the NAV of the Common Shares is monitored on a monthly basis to assess whether the total return on the NAV of the Common Shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Cumulative Preferred Stock for the period. For the six months ended June 30, 2009, the Fund’s total return on the NAV of the Common Shares did not exceed the stated dividend rate or net swap expense on any outstanding Preferred Stock. Thus, management fees with respect to the liquidation value of the preferred stock assets were reduced by $120,203.
     During the six months ended June 30, 2009, the Fund paid brokerage commissions on security trades of $21,756 to Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2009, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
     As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser), and pays its allocated portion of the cost of the Fund’s Chief Compliance Officer. For the six months ended June 30, 2009, the Fund paid or accrued $56,775, which is included in payroll expenses in the Statement of Operations.
     The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $5,000 plus $750 for each Board meeting attended and each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. In addition, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Director receives an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2009, other than short-term securities and U.S. Government obligations, aggregated $19,006,462 and $19,011,535, respectively.
     Sales of U.S. Government obligations for the six months ended June 30, 2009, other than short-term obligations, aggregated $4,490,000.
5. Capital. The charter permits the Fund to issue 998,000,000 shares of common stock (par value $0.001). The Board has authorized the repurchase of up to 500,000 common shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2009, the Fund did not repurchase any shares of its common stock in the open market.
     Transactions in common stock were as follows:

Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount
Net increase from shares issued upon reinvestment of distributions	146,450	$723,362	369,897	$2,351,910
     The Fund’s Articles of Incorporation authorize the issuance of up to 2,000,000 shares of $0.001 par value Cumulative Preferred Stock. The Cumulative Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Cumulative Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Articles Supplementary to meet certain asset coverage tests with respect to the Cumulative Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the 6.00% Series B Cumulative Preferred Stock at a redemption price of $25.00 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.
     A shelf registration went effective June 12, 2008 and gave the Fund the ability to offer additional preferred shares and promissory notes.
     On March 18, 2003, the Fund received net proceeds of $23,994,241 after underwriting discounts of $787,500 and offering expenses of $218,259 from the public offering of 1,000,000 shares of 6.00% Series B Cumulative Preferred Stock. Commencing March 19, 2008 and thereafter, the Fund, at its option, may redeem the 6.00% Series B Cumulative Preferred Stock in whole or in part at the redemption price at any time. The Board has authorized the repurchase on the open market at prices less than the $25 liquidation value of the Cumulative Preferred Stock. During the six months ended June 30, 2009, the Fund repurchased and retired 11,794 shares of 6.00% Series B Cumulative Preferred Stock in the open market at a cost of $273,339 and an average discount of approximately 7.34% from its liquidation preference. At June 30, 2009, 965,548 shares of 6.00% Series B Cumulative Preferred Stock were outstanding and accrued dividends amounted to $20,116.
     On March 18, 2003, the Fund received net proceeds of $24,531,741 after underwriting discounts of $250,000 and offering expenses of $218,259 from the public offering of 1,000 shares of Series C Auction Rate Cumulative Preferred Stock. The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. If the number of Series C Auction Rate Cumulative Preferred Stock subject to bid orders by potential holders is less than the number of Series C Auction Rate Cumulative Preferred Stock subject to sell orders, then the auction is considered to be a failed auction, and the dividend rate will be the maximum rate. In that event, holders that have submitted sell orders may not be able to sell any or all of the Series C Auction Rate Cumulative Preferred Stock for which they have submitted sell orders. On June 25, 2008, the Fund, as authorized by the Board, redeemed 100% (1,000 shares) of its Series C Auction Rate Cumulative Preferred Stock (the “Series C Preferred Stock”). Shareholders of the Series C Preferred Stock received the redemption price of $25,000 per share, which was equal to the liquidation preference of the Series C Preferred Stock, together with any accumulated and unpaid dividends, for each of his or her shares of Series C Preferred Stock redeemed.
     The holders of Cumulative Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Cumulative Preferred Stock voting together as a single class also have the right currently to elect two Directors and under certain circumstances are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.
6. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of this issuer during the six months ended June 30, 2009 is set forth below:

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

				Net Change in			Percent
				Unrealized		Value at	Owned of
	Beginning	Shares	Ending	Appreciation/	Realized	June 30,	Shares
	Shares	Sold	Shares	Depreciation	Loss	2009	Outstanding
Trans-Lux Corp.	310,000	(51,500)	258,500	$362,265	$(361,484)	$219,725	12.80%
7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan being developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
9. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through August 26, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.
Certifications
     The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 12, 2009, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
Board Consideration and Re-Approval of Investment Advisory Contract (Unaudited)
At its meeting on May 20, 2009, the Board of Directors (“Board”) of the Fund approved the continuation of the investment advisory contract with the Adviser for the Fund on the basis of the recommendation by the directors who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.
Investment Performance. The Independent Board Members reviewed the short, medium, and longer-term performance of the Fund against a peer group of convertible securities and income/preferred stock closed-end funds. The Independent Board Members noted that the Fund’s short, medium, and long term comparative performance was in the top quintile to the top half, which was reasonable particularly in light of the Fund’s conservative stance.
Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser and found the profitability to be normal. The Independent Board Members also noted that portions of the Fund’s portfolio transactions were executed by an affiliated broker and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of closed-end funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was below average within the group. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record within its conservative stance. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable in light of the Fund’s size, and that, in part due to the Fund’s structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

DIRECTORS AND OFFICERS
THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
One Corporate Center, Rye, NY 10580-1422
Directors
Mario J. Gabelli, CFA
   Chairman & Chief Executive Officer,
   GAMCO Investors, Inc.
E. Val Cerutti
   Chief Executive Officer,
   Cerutti Consultants, Inc.
Anthony J. Colavita
   President,
   Anthony J. Colavita, P.C.
Dugald A. Fletcher
   President, Fletcher & Company, Inc.
Anthony R. Pustorino
   Certified Public Accountant,
   Professor Emeritus, Pace University
Werner J. Roeder, MD
   Medical Director,
   Lawrence Hospital
Anthonie C. van Ekris
   Chairman, BALMAC International, Inc.
Salvatore J. Zizza
   Chairman, Zizza & Co., Ltd.
Officers
Bruce N. Alpert
   President
Peter D. Goldstein
   Chief Compliance Officer
Laurissa M. Martire
   Vice President & Ombudsman
Agnes Mullady
   Treasurer & Secretary
Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
Custodian
State Street Bank and Trust Company
Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Transfer Agent and Registrar
Computershare Trust Company, N.A.
Stock Exchange Listing

		6.00%
	Common	Preferred
NYSE—Symbol:	GCV	GCV PrB
Shares Outstanding:	13,114,745	965,548
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Convertible Securities Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Convertible Securities Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its preferred stock in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

			(c) Total Number of	(d) Maximum Number (or
			Shares (or Units)	Approximate Dollar Value) of
	(a) Total Number of		Purchased as Part of	Shares (or Units) that May
	Shares (or Units)	(b) Average Price Paid	Publicly Announced Plans	Yet Be Purchased Under the
Period	Purchased	per Share (or Unit)	or Programs	Plans or Programs
Month #1 01/01/09 through 01/31/09	Common – N/A Preferred Series B – 4,710	Common – N/A Preferred Series B – $22.5447	Common – N/A Preferred Series B – 4,710	Common – 12,968,295 Preferred Series B – 977,342 – 4,710 = 972,632

Month #2 02/01/09 through 02/28/09	Common – N/A Preferred Series B – 1,701	Common – N/A Preferred Series B – $23.5567	Common – N/A Preferred Series B – 1,701	Common – 12,968,295 Preferred Series B – 972,632 – 1,701= 970,931

Month #3 03/01/09 through 03/31/09	Common – N/A Preferred Series B – 1,909	Common – N/A Preferred Series B – $23.2791	Common – N/A Preferred Series B – 1,909	Common – 13,043,768 Preferred Series B – 970,931 – 1,909 = 969,022

Month #4 04/01/09 through 04/30/09	Common – N/A Preferred Series B – 2,543	Common – N/A Preferred Series B – $23.7803	Common – N/A Preferred Series B – 2,543	Common – 13,043,767 Preferred Series B – 969,022 – 2,543 = 966,479

Month #5 05/01/09 through 05/31/09	Common – N/A Preferred Series B – 931	Common – N/A Preferred Series B – $23.8132	Common – N/A Preferred Series B – 931	Common – 13,043,768 Preferred Series B – 966,479 – 931 = 965,548

Month #6 06/01/09 through 06/30/09	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 13,114,745 Preferred Series B – 965,548

Total	Common – N/A Preferred Series B – 11,794	Common – N/A Preferred Series B – $23.18	Common – N/A Preferred Series B – 11,794	N/A
Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced — The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved — Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program — The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table — The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. — The Fund’s repurchase plans are ongoing.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Convertible and Income Securities Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/1/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/1/09

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 9/1/09

*	Print the name and title of each signing officer under his or her signature.